Fair Value Measurements (Recorded Amounts of Major Assets Measured at Fair Value on Nonrecurring Basis) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	¥ 197,041	¥ 151,601
Certain investment in affiliates	2,511	0
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Certain investment in affiliates	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Certain investment in affiliates	0
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Certain investment in affiliates	2,511
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	1,139	235
Real estate collateral-dependent loans (net of allowance for credit losses)	5,970	6,972
Investment in operating leases, property under facility operations, office facilities and other assets	4,568	59,847
Certain equity securities	11,794	9,451
Certain investment in affiliates	4,013	2,846
Certain reporting units including goodwill		192
Certain intangible assets acquired in business combinations		98,014
Assets measured at fair value on a nonrecurring basis	27,484	177,557
Fair Value, Measurements, Nonrecurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	0	0
Real estate collateral-dependent loans (net of allowance for credit losses)	0	0
Investment in operating leases, property under facility operations, office facilities and other assets	0	0
Certain equity securities	0	0
Certain investment in affiliates	3,587	0
Certain reporting units including goodwill		0
Certain intangible assets acquired in business combinations		0
Assets measured at fair value on a nonrecurring basis	3,587	0
Fair Value, Measurements, Nonrecurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	1,139	235
Real estate collateral-dependent loans (net of allowance for credit losses)	0	0
Investment in operating leases, property under facility operations, office facilities and other assets	31	262
Certain equity securities	11,794	9,451
Certain investment in affiliates	0	0
Certain reporting units including goodwill		0
Certain intangible assets acquired in business combinations		0
Assets measured at fair value on a nonrecurring basis	12,964	9,948
Fair Value, Measurements, Nonrecurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	0	0
Real estate collateral-dependent loans (net of allowance for credit losses)	5,970	6,972
Investment in operating leases, property under facility operations, office facilities and other assets	4,537	59,585
Certain equity securities	0	0
Certain investment in affiliates	426	2,846
Certain reporting units including goodwill		192
Certain intangible assets acquired in business combinations		98,014
Assets measured at fair value on a nonrecurring basis	¥ 10,933	¥ 167,609